8. Deposits	12 Months Ended
Dec. 31, 2016
Maturities of Time Deposits [Abstract]
Note 8. Deposits

The following is a maturity distribution of time deposits at December 31, 2016:

2017	$65,384,502
2018	17,229,272
2019	14,568,044
2020	7,898,848
2021	11,309,263
Total time certificates of deposit	$116,389,929

Total deposits in excess of the Federal Deposit Insurance Corporation (FDIC) insurance level amounted to $139,897,460 as of December 31, 2016.